KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments - September 30, 2019 (Unaudited)

COMMON STOCKS - 80.67%	Shares	Value
Accommodation - 0.38%
Civeo Corporation*	2,290,000	$2,908,300

Amusement, Gambling, and Recreation Industries - 0.37%
Las Vegas Sands Corp.	32,600	1,882,976
MGM Resorts International	33,800	936,936
		2,819,912
Beverage and Tobacco Product Manufacturing - 0.05%
Crimson Wine Group Limited*	44,800	338,240

Broadcasting (except Internet) - 0.19%
CBS Corporation - Class B	36,000	1,453,320

Cable and Other Subscription Programming - 0.74%
Discovery Communications, Inc. - Class A*^	143,800	3,829,394
Discovery Communications, Inc. - Class C*	72,200	1,777,564
		5,606,958
Data Processing, Hosting, and Related Services - 0.01%
IHS Markit Limited*	800	53,504

Electronic Shopping and Mail-Order Houses - 0.24%
Qurate Retail, Inc. - Series A*	173,600	1,790,684

Food Services and Drinking Places - 1.49%
The Wendy's Company	563,400	11,256,732

Insurance Carriers and Related Activities - 2.19%
Markel Corporation*	14,000	16,546,600

Management of Companies and Enterprises - 5.04%
Associated Capital Group, Inc. - Class A^	261,200	9,296,108
Bollore SA	286,000	1,185,185
Icahn Enterprises LP	430,200	27,618,840
		38,100,133
Mining (except Oil and Gas) - 2.72%
Franco-Nevada Corporation	216,600	19,745,256
Wheaton Precious Metals Corporation	32,400	850,176
		20,595,432
Motion Picture and Sound Recording Industries - 0.22%
Lions Gate Entertainment Corporation - Class B	155,000	1,354,700
Viacom, Inc. - Class B	12,000	288,360
		1,643,060
Nonstore Retailers - 0.15%
Expedia Group, Inc.	8,640	1,161,303

Oil and Gas Extraction - 32.92%
Texas Pacific Land Trust[c]	381,905	248,074,031
Tourmaline Oil Corp.[f]	101,000	999,441
		249,073,472
Other Financial Investment Activities - 6.05%
Brookfield Asset Management, Inc. - Class A	693,000	36,791,370
Brookfield Business Partners LP	5,000	196,450
GAMCO Investors, Inc. - Class A	1,800	35,190
Onex Corp.	140,000	8,762,600
		45,785,610
Other Investment Pools and Funds - 0.00%
Partners Value Investments LP*[f]	800	28,381

Other Professional, Scientific, and Technical Services - 0.07%
GMO Internet, Inc.	32,000	549,290

Other Telecommunications - 6.45%
GCI Liberty, Inc. - Class A*	72,000	4,469,040
Liberty Broadband Corporation - Series A*	36,800	3,846,336
Liberty Broadband Corporation - Series C*	118,000	12,351,060
Liberty Media Corp.-Liberty SiriusXM - Class A*	272,600	11,331,982
Liberty Media Corp.-Liberty SiriusXM - Class C*	400,000	16,784,000
		48,782,418
Performing Arts, Spectator Sports, and Related Industries - 3.58%
Live Nation Entertainment, Inc.*	408,600	27,106,524

Professional, Scientific, and Technical Services - 1.45%
CACI International, Inc. - Class A*	45,800	10,591,708
Cookpad, Inc.*	128,000	357,512
		10,949,220
Real Estate - 9.57%
Dream Unlimited Corp. - Class Af	272,000	1,962,728
Equity Lifestyle Properties, Inc. - REIT	67,300	8,991,280
The Howard Hughes Corporation*[c]	474,200	61,456,320
		72,410,328
Satellite Telecommunications - 1.65%
DISH Network Corp. - Class A*^	144,800	4,933,336
EchoStar Corporation - Class A*	190,000	7,527,800
		12,461,136
Securities and Commodity Exchanges - 2.56%
Bolsas y Mercados Espanoles SHMSF - ADR[f]	3,600	44,280
Cboe Global Markets, Inc.	168,400	19,350,844
		19,395,124
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.59%
CME Group, Inc.	21,000	4,438,140
IntercontinentalExchange Group, Inc.	400	36,908
		4,475,048
Spectator Sports - 1.08%
Liberty Media Corp.-Liberty Formula One - Class A*	91,700	3,630,403
Liberty Media Corp.-Liberty Formula One - Class C*	109,800	4,566,582
		8,196,985
Support Activities for Water Transportation - 0.55%
Clarkson plc	101,400	3,054,555
Siem Industries, Inc.*	28,000	1,134,000
		4,188,555
Utilities - 0.36%
Brookfield Infrastructure Partners LP	54,400	2,698,784

TOTAL COMMON STOCKS
(cost $304,476,960)		610,375,053

UNIT INVESTMENT TRUST - 2.75%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.75%
Grayscale Bitcoin Trust*^	1,965,600	20,815,704

TOTAL UNIT INVESTMENT TRUST
(cost $26,406,964)		20,815,704

PREFERRED STOCKS - 0.00%
Other Investment Pools and Funds - 0.00%
Partners Value Investments LP - Class Af	217	3,797

TOTAL PREFERRED STOCKS
(cost $1,764)		3,797

	Principal
ESCROW NOTES - 0.00%	Amount
Other Telecommunications - 0.00%
Adelphia Communications Corp. *+[a]	$200,000	–
TOTAL ESCROW NOTES
(cost $0)		–

WARRANTS - 0.00%	Shares
Other Investment Pools and Funds - 0.00%
Partners Value Investments LP*[f]
Expiration: 06/30/2026, Exercise Price: 32.45 CAD	800	3,080

TOTAL WARRANTS
(cost $2,367)		3,080

	Principal
SHORT-TERM INVESTMENTS - 12.42%	Amount
U.S. Treasury Obligations - 12.42%
United States Treasury Bills^[f]
Maturity Date: 10/01/2019, Yield to Maturity 1.98%	$93,940,000	93,940,000
Maturity Date: 10/15/2019, Yield to Maturity 1.88%	60,000	59,961

TOTAL SHORT-TERM INVESTMENTS
(cost $93,999,956)		93,999,961

TOTAL INVESTMENTS - 95.84%
(cost $424,888,011)		$725,197,595

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at September 30, 2019.  Total loaned securities had a market value of $114,040,714 at September 30, 2019.
  The remaining contractual maturities of all of the securities lending transactions were   overnight and continuous. The total collateral for the loaned securities was cash in the amount of $115,316,541.

+	- Security is considered illiquid and was fair valued. The aggregate value of such securities is $0.00 or 0.00% of net assets.
[a]	- Value determined using significant unobservable inputs.
[c]	- Significant Investment - Greater than 5% of net assets.
[f]	- Level 2 Investment.
CAD	- Canadian Dollars.
REIT	- Real Estate Investment Trust.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the
New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferrable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the
Board of Trustees of the Master Portfolios and Spin-off Fund. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds;
(vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At September 30, 2019, 0.00% and 0.00% of the net assets of The Internet Portfolio and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios and Spin-off Fund did not hold any fair valued securities at September 30, 2019.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Master Portfolio's and Spin-off Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio or the Spin-off Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio or the Spin-off Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Paradigm Portfolio

The following is a summary of the inputs used to value the The Paradigm Portfolio's net assets as of September 30, 2019:

Assets^	Level 1		Level 2	Level 3		Total
Common Stocks	$607,340,223		$3,034,830	$–		$610,375,053
Unit Investment Trust	20,815,704		–	–		20,815,704
Preferred Stocks	–		3,797	–		3,797
Escrow Notes	–		–	–	*	–	*
Warrants	–		3,080	–		3,080
Short-Term Investments	–		93,999,961	–		93,999,961
Total Investments in Securities	$628,155,927		$97,041,668	$–	*	$725,197,595

During the nine-month period ended September 30, 2019, there were no transfers into or out of Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2018	$-	*
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of September 30, 2019	$-	*

Description	Fair Value at 9/30/2019		Valuation Techniques	Unobservable Input		Range
Escrow Notes	$-	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market		$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.